Operating and finance lease inducements and obligations	12 Months Ended
Dec. 31, 2019
Lease [Abstract]
Operating and finance lease inducements and obligations
17.	Operating and finance lease inducements and obligations

December 31,
2018
Finance lease obligations	$818
Deferred operating lease inducements and obligations	6,876
$7,694
Less current portion of operating and finance lease inducements and obligations (note 13)	(5,844)
$1,850

All operating and finance lease inducements and obligations were transferred to right-of-use assets following the adoption of IFRS 16 on January 1, 2019 (note 4a).